FINANCING RECEIVABLES - Credit Quality Indicators (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Lease receivables | Americas
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	$ 3,847	$ 3,776
Lease receivables | Americas | Aaa - Aa3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	422	447
Lease receivables | Americas | A1 - A3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	855	782
Lease receivables | Americas | Baa1 - Baa3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	980	772
Lease receivables | Americas | Ba1 - Ba2
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	730	822
Lease receivables | Americas | Ba3 - B1
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	443	574
Lease receivables | Americas | B2 - B3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	367	297
Lease receivables | Americas | Caa - D
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	51	83
Lease receivables | EMEA
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	1,340	1,167
Lease receivables | EMEA | Aaa - Aa3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	49	51
Lease receivables | EMEA | A1 - A3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	190	113
Lease receivables | EMEA | Baa1 - Baa3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	371	366
Lease receivables | EMEA | Ba1 - Ba2
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	448	350
Lease receivables | EMEA | Ba3 - B1
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	192	208
Lease receivables | EMEA | B2 - B3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	77	71
Lease receivables | EMEA | Caa - D
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	13	9
Lease receivables | Asia Pacific
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	1,302	1,259
Lease receivables | Asia Pacific | Aaa - Aa3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	68	53
Lease receivables | Asia Pacific | A1 - A3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	544	486
Lease receivables | Asia Pacific | Baa1 - Baa3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	337	330
Lease receivables | Asia Pacific | Ba1 - Ba2
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	184	185
Lease receivables | Asia Pacific | Ba3 - B1
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	89	106
Lease receivables | Asia Pacific | B2 - B3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	64	84
Lease receivables | Asia Pacific | Caa - D
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	18	15
Loan receivables | Americas
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	6,607	6,016
Loan receivables | Americas | Aaa - Aa3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	724	712
Loan receivables | Americas | A1 - A3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	1,469	1,246
Loan receivables | Americas | Baa1 - Baa3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	1,683	1,230
Loan receivables | Americas | Ba1 - Ba2
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	1,253	1,309
Loan receivables | Americas | Ba3 - B1
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	760	914
Loan receivables | Americas | B2 - B3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	630	472
Loan receivables | Americas | Caa - D
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	88	133
Loan receivables | EMEA
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	3,545	3,291
Loan receivables | EMEA | Aaa - Aa3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	129	143
Loan receivables | EMEA | A1 - A3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	502	318
Loan receivables | EMEA | Baa1 - Baa3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	982	1,032
Loan receivables | EMEA | Ba1 - Ba2
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	1,186	987
Loan receivables | EMEA | Ba3 - B1
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	508	585
Loan receivables | EMEA | B2 - B3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	204	201
Loan receivables | EMEA | Caa - D
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	34	25
Loan receivables | Asia Pacific
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	2,303	2,154
Loan receivables | Asia Pacific | Aaa - Aa3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	120	90
Loan receivables | Asia Pacific | A1 - A3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	961	832
Loan receivables | Asia Pacific | Baa1 - Baa3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	596	565
Loan receivables | Asia Pacific | Ba1 - Ba2
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	325	316
Loan receivables | Asia Pacific | Ba3 - B1
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	157	182
Loan receivables | Asia Pacific | B2 - B3
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	113	143
Loan receivables | Asia Pacific | Caa - D
Net recorded investment for each class of receivables, by credit quality indicator
Financing receivables, net recorded investment	$ 31	$ 25